Short-Term Bank Deposit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Debt Disclosure [Abstract]
Deposit amount	$ 40,000
Interest rate (%)	2.28%
Maturity date	Dec. 27, 2018